Additional disclosures - Parent company condensed statements of income (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Interest income		€ 71,430	€ 46,463	€ 45,741
Dividend income		488	513	391
Interest expense		(32,811)	(13,093)	(13,747)
Non-interest income		1,510	2,255	1,920
Non-interest expense		(2,803)	(2,442)	(2,342)
Operating profit/(loss) before tax	€ 3,829	15,250	14,547	(2,076)
Tax expense or income from continuing operations	€ (69)	(4,486)	(4,894)	(5,632)
Profit/(loss) for the year		10,764	9,653	(7,708)
Banco Santander, S.A. | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Interest income		19,322	11,893	12,169
Dividend income		8,743	5,072	5,316
Interest expense		(5,958)	(2,785)	(3,160)
Interest income / (charges)		13,364	9,108	9,009
Impairment losses charged to income for the year		(1,397)	(2,287)	(2,558)
Interest income / (charges) after provision for credit losses		11,967	6,821	6,451
Non-interest income		4,808	4,092	5,322
Non-interest expense		(8,811)	(7,049)	(14,020)
Operating profit/(loss) before tax		7,964	3,864	(2,247)
Tax expense or income from continuing operations		(43)	68	(1,310)
Profit/(loss) for the year		7,921	3,932	(3,557)
Banco Santander, S.A. | Reportable Legal Entities | Earning assets
Condensed Income Statements, Captions [Line Items]
Interest income		10,579	6,821	6,853
Banco Santander, S.A. | Reportable Legal Entities | Bank subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividend income		8,228	4,075	1,810
Banco Santander, S.A. | Reportable Legal Entities | Non-bank subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividend income		€ 515	€ 997	€ 3,506